UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	04/30/2008

Item 1.  Schedule of Investments

Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS

Aerospace & Defense 3.8%
116,400	Raytheon Co.	$7,446,108
96,521	United Technologies Corp.	6,994,877

		14,440,985

Beverages 4.3%
154,900	Coca-Cola Co. (The)	9,118,963
103,000	PepsiCo, Inc.	7,058,590

		16,177,553

Biotechnology 1.8%
97,613	Genentech, Inc.(a)	6,657,207

Capital Markets 7.4%
601,600	Charles Schwab Corp. (The)	12,994,560
30,205	Goldman Sachs Group, Inc. (The)(b)	5,780,331
163,900	Lazard Ltd. (Class A)(b)	6,415,046
58,100	Merrill Lynch & Co., Inc.(b)	2,895,123

		28,085,060

Chemicals 4.4%
145,608	Monsanto Co.	16,602,224

Communication Equipment 7.8%
615,242	Cisco Systems, Inc.(a)	15,774,805
199,100	Nokia OYJ, ADR (Finland)	5,986,937
178,600	QUALCOMM, Inc.	7,713,734

		29,475,476

Computers & Peripherals 7.1%
71,000	Apple, Inc.(a)	12,350,450
315,800	Hewlett-Packard Co.	14,637,330

		26,987,780

Diversified Financial Services 1.9%
44,600	JPMorgan Chase & Co.	2,125,190
77,700	NYSE Euronext, Inc.(b)	5,135,970

		7,261,160

Electrical Equipment 1.0%
128,800	ABB Ltd., ADR (Switzerland)	3,950,296

Energy Equipment & Services 2.8%
122,800	Halliburton Co.	5,637,748
51,379	Schlumberger Ltd.	5,166,158

		10,803,906

Food & Staples Retailing 7.3%
143,000	Costco Wholesale Corp.(b)	10,188,750
149,200	CVS Caremark Corp.	6,023,204
83,200	Wal-Mart Stores, Inc.	4,823,936
199,100	Whole Foods Market, Inc.(b)	6,498,624

		27,534,514

Healthcare Equipment & Supplies 6.4%
70,300	Alcon, Inc.	11,107,400
149,300	Baxter International, Inc.	9,304,376
90,400	St. Jude Medical, Inc.(a)	3,957,712

		24,369,488

Hotels, Restaurants & Leisure 6.8%
434,100	Burger King Holdings, Inc.	12,111,390
87,000	International Game Technology	3,022,380
28,600	Las Vegas Sands Corp.(a)	2,179,892
252,800	Marriott International, Inc. (Class A)(b)	8,671,040

		25,984,702

Household Products 3.3%
177,300	Colgate-Palmolive Co.	12,535,110

Industrial Conglomerates 1.7%
200,600	General Electric Co.	6,559,620

Internet Software & Services 4.1%
26,800	Google, Inc. (Class A)(a)	15,390,972

IT Services 2.5%
112,300	Visa, Inc.(Class A)(a)	9,371,435

Life Sciences, Tools & Services 2.3%
151,700	Thermo Fisher Scientific, Inc.(a)	8,778,879

Media 2.8%
329,300	Walt Disney Co. (The)(b)	10,679,199

Oil, Gas & Consumable Fuels 3.6%
35,700	Marathon Oil Corp.	1,626,849
97,100	Occidental Petroleum Corp.	8,079,691
95,400	Southwestern Energy Co.(a)	4,036,374

		13,742,914

Pharmaceuticals 4.7%
147,600	Abbott Laboratories	7,785,900
127,700	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	5,973,806
90,100	Wyeth	4,006,747

		17,766,453

Semiconductors & Semiconductor Equipment 1.5%
193,400	Texas Instruments, Inc.	5,639,544

Software 4.4%
197,700	Adobe Systems, Inc.(a)	7,372,233
331,400	Microsoft Corp.	9,451,528

		16,823,761

Textiles, Apparel & Luxury Goods 3.4%
193,200	NIKE, Inc. (Class B)(b)	12,905,760

	Total long-term investments (cost $320,764,430)	368,523,998

SHORT-TERM INVESTMENT 16.3%
Affiliated Money Market Mutual Fund 16.3%
62,002,099	Dryden Core Investment Fund-Taxable Money Market Series (cost $62,002,099; includes $61,206,322 of cash collateral received for securities on loan)(c)(d)	62,002,099

	Total Investments 113.4% (cost $382,766,529)(e)	430,526,097
	Liabilities in excess of assets (13.4%)	(50,879,356)

	Net Assets 100.0%	$379,646,741

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $59,072,688 cash collateral of $61,206,322 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of April 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$385,105,283	55,882,127	$(10,461,313)	45,420,814

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Dryden Small Cap Value Fund

Schedule of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
Aerospace & Defense — 0.7%
3,000	Ceradyne, Inc.*	$116,880
4,600	Curtiss-Wright Corp. (Class B Stock)	218,454
8,800	DRS Technologies, Inc.	549,472
7,400	Teledyne Technologies, Inc.*(a)	434,602

		1,319,408
Air Freight & Logistics — 0.3%
5,500	Atlas Air Worldwide Holdings, Inc.*(a)	333,740
9,600	Pacer International, Inc.	178,176

		511,916
Airlines — 1.1%
21,600	Alaska Air Group, Inc.*(a)	463,968
38,700	Republic Airways Holdings, Inc.*(a)	652,482
54,500	Skywest, Inc.	1,037,135

		2,153,585
Auto Components — 1.8%
31,400	Aftermarket Technology Corp.*	719,374
44,100	American Axle & Manufacturing Holdings, Inc.(a)	888,174
19,300	Cooper Tire & Rubber Co.	253,602
19,200	Lear Corp.*(a)	548,544
30,400	Modine Manufacturing Co.	534,128
14,900	Tenneco, Inc.*	381,142

		3,324,964
Automobiles — 0.1%
15,200	Winnebago Industries, Inc.(a)	244,568
Biotechnology
3,800	Enzon Pharmaceuticals, Inc.*	33,136
Building Products — 1.0%
4,600	American Woodmark Corp.	86,802
11,200	Gibraltar Industries, Inc.	117,040
17,000	Lennox International, Inc.	563,380
7,100	NCI Building Systems, Inc.*	171,394
17,100	Simpson Manufacturing Co., Inc.(a)	451,269
15,700	Universal Forest Products, Inc.(a)	544,947

		1,934,832
Capital Markets — 0.7%
19,200	Calamos Asset Management, Inc. (Class A Stock)	344,640
49,200	MCG Capital Corp.	376,872
5,900	Piper Jaffray Cos.*(a)	219,834
10,100	Raymond James Financial, Inc.(a)	290,577
10,400	SWS Group, Inc.	136,448

		1,368,371

Chemicals — 4.2%
11,100	Arch Chemicals, Inc.	378,177
8,200	Cytec Industries, Inc.	483,882
22,700	Ferro Corp.	399,066
1,300	Fuller, (H.B.) Co.	30,004
32,000	Hercules, Inc.	601,600
11,600	Lubrizol Corp. (The)	676,512
34,200	Methanex Corp. (Canada)(a)	802,332
75,000	Olin Corp.	1,512,750
88,100	PolyOne Corp.*(a)	650,178
28,200	RPM International, Inc.	628,860
28,400	Sensient Technologies Corp.	845,468
29,800	Spartech Corp.	266,412
31,400	Valspar Corp. (The)	690,172

		7,965,413
Commercial Banks — 11.0%
12,800	AMCORE Financial, Inc.	159,232
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	206,800
12,900	Bancorpsouth, Inc.(a)	309,987
6,000	Capital Bancorp Ltd.(a)	103,140
18,000	Cathay General Bancorp(a)	306,900
12,800	Central Pacific Financial Corp.(a)	235,008
25,800	Chemical Financial Corp.(a)	626,424
76,900	Citizens Banking Corp.(a)	634,425
19,100	City Holding Co.	794,178
32,700	Community Bank System, Inc.(a)	833,523
5,500	Community Trust Bancorp, Inc.(a)	165,330
21,100	CVB Financial Corp.	242,228
15,500	First Community Banshares, Inc.(a)	518,010
25,600	First Financial Bancorp(a)	335,872
25,500	First Merchants Corp.(a)	652,035
33,800	FirstMerit Corp.(a)	693,576
15,900	FNB Corp.(a)	245,814
16,900	Hanmi Financial Corp.(a)	118,131
21,000	Independent Bank Corp.(a)	613,830
53,440	International Bancshares Corp.	1,335,466
34,300	MB Financial, Inc.(a)	984,410
4,200	Nara Bancorp, Inc.	55,146
67,774	National Penn Bancshares, Inc.	1,131,148
33,000	NBT Bancorp, Inc.(a)	751,740
53,000	Old National Bancorp.(a)	906,830
51,000	Pacific Capital Bancorp(a)	1,039,380
4,200	Park National Corp.(a)	319,242
42,600	Provident Bankshares Corp.	545,706
21,000	Simmons First National Corp. (Class A Stock)(a)	672,210
25,800	South Financial Group, Inc. (The)	155,832
30,500	Sterling Financial Corp. (WA)	372,405
65,950	Susquehanna Bancshares, Inc.	1,311,745
10,200	SVB Financial Group*(a)	496,332
17,200	Trustmark Corp.(a)	374,616
35,900	UCBH Holdings, Inc.(a)	261,352
24,900	Umpqua Holdings Corp.(a)	367,275
12,600	United Bankshares, Inc.(a)	366,534
25,400	Westamerica Bancorporation	1,484,376

		20,726,188

Commercial Services & Supplies — 3.3%
6,200	Bowne & Co., Inc.	103,168
900	Consolidated Graphics, Inc.*	52,353
38,800	Deluxe Corp.	824,888
10,300	Ennis, Inc.	174,482
1,100	Heidrick & Struggles International, Inc.	32,923
500	Herman Miller, Inc.(a)	11,665
14,100	HNI Corp.(a)	306,957
17,400	IKON Office Solutions, Inc.	190,530
11,200	Kelly Services, Inc. (Class A Stock)(a)	249,200
2,200	Knoll, Inc.	28,644
4,700	Korn/Ferry International*	87,702
7,400	M&F Worldwide Corp.*	254,560
20,200	McGrath RentCorp(a)	521,766
4,200	Mobile Mini, Inc.*	89,250
7,800	Navigant Consulting, Inc.*	156,936
47,900	Schawk, Inc.	767,837
25,000	School Specialty, Inc.*(a)	736,000
23,600	TrueBlue, Inc.*	300,428
3,700	United Stationers, Inc.*	163,133
6,400	Volt Information Sciences, Inc.*	85,376
17,450	Waste Connections, Inc.*(a)	559,621
7,000	Watson Wyatt Worldwide, Inc.(a)	410,340

		6,107,759
Communication Equipment — 0.6%
20,100	Arris Group, Inc.*	162,810
17,400	Avocent Corp.*(a)	339,474
4,400	Black Box Corp.	130,812
7,900	Dycom Industries, Inc.*	113,602
18,500	Plantronics, Inc.	460,835

		1,207,533
Computers & Peripherals — 0.2%
31,000	Hutchinson Technology, Inc.*	438,340
700	Intevac, Inc.*	9,296

		447,636
Construction Materials — 0.4%
64,900	Headwaters, Inc.*	741,807
Consumer Finance — 0.3%
14,200	CompuCredit Corp.*(a)	114,736
15,600	Credit Acceptance Corp.*(a)	300,300
5,700	First Cash Financial Services, Inc.*(a)	84,588
6,400	Nelnet, Inc. (Class A Stock)	81,856

		581,480
Containers & Packaging — 0.9%
20,200	AptarGroup, Inc.	891,830
8,100	Greif, Inc. (Class A Stock)(a)	523,260
6,000	Myers Industries, Inc.	75,480
6,500	Rock-Tenn Co. (Class A Stock)	220,545

		1,711,115

Diversified Consumer Services — 1.2%
3,200	Jackson Hewitt Tax Service, Inc.	47,712
11,300	Pre-Paid Legal Services, Inc.*(a)	494,262
31,400	Regis Corp.	916,880
101,800	Stewart Enterprises, Inc.(a)	695,294
10,100	Universal Technical Institute, Inc.*	114,534

		2,268,682
Diversified Financial Services — 0.6%
40,800	Asset Acceptance Capital Corp.(a)	491,640
27,400	Financial Federal Corp.(a)	639,790
1,000	Portfolio Recovery Associates, Inc.(a)	44,010

		1,175,440
Diversified Telecommunication Services — 1.3%
15,500	Atlantic Tele-Network, Inc.	482,515
63,900	Iowa Telecommunications Services, Inc.(a)	1,106,748
52,600	Premiere Global Services, Inc.*	763,752

		2,353,015
Electric Utilities — 3.3%
9,800	Allete, Inc.(a)	409,346
47,300	Cleco Corp.	1,135,673
43,200	El Paso Electric Co.*(a)	975,024
4,200	Empire District Electric Co. (The)	87,486
17,400	Idacorp, Inc.	564,456
3,800	MGE Energy, Inc.	132,202
20,200	Otter Tail Corp.(a)	749,016
13,600	Unisource Energy Corp.	424,864
70,800	Westar Energy, Inc.(a)	1,641,852

		6,119,919
Electrical Equipment — 1.7%
8,400	Acuity Brands, Inc.	401,856
10,400	Encore Wire Corp.(a)	235,040
57,900	GrafTech International Ltd.*	1,137,735
16,600	Regal-Beloit Corp.	615,694
8,200	Smith, (A.O.) Corp.	253,708
8,700	Superior Essex, Inc.*	258,651
10,200	Thomas & Betts Corp.*	382,092

		3,284,776
Electronic Equipment & Instruments — 2.0%
8,800	Avnet, Inc.*	230,472
47,000	Benchmark Electronics, Inc.*(a)	835,660
74,300	CTS Corp.	835,875
46,400	Insight Enterprises, Inc.*	559,584
14,400	Methode Electronics, Inc. (Class A Stock)	156,096
17,400	Park Electrochemical Corp.	471,540
43,600	TTM Technologies, Inc.*(a)	580,316

		3,669,543

Energy Equipment & Services — 3.8%
11,600	Allis-Chalmers Energy, Inc.*	185,948
5,100	Basic Energy Services, Inc.*(a)	118,320
16,300	Bristow Group, Inc.*(a)	859,825
15,500	Bronco Drilling Co., Inc.*	266,600
1,700	Complete Production Services, Inc.*(a)	45,917
20,600	GulfMark Offshore, Inc.*(a)	1,231,880
9,500	Hornbeck Offshore Services, Inc.*(a)	473,765
8,000	Lufkin Industries, Inc.	603,600
20,600	Oil States International, Inc.*(a)	1,031,236
48,300	Parker Drilling Co.*	387,366
20,700	Pioneer Drilling Co.*(a)	338,031
11,100	Tidewater, Inc.(a)	723,942
8,000	Trico Marine Services*(a)	301,520
5,400	Union Drilling, Inc.*(a)	91,314
5,100	W-H Energy Services, Inc.*	394,179

		7,053,443
Food & Staples Retailing — 1.4%
14,000	Casey’s General Stores, Inc.	309,820
20,200	Ingles Markets, Inc. (Class A Stock)	460,964
21,600	Nash Finch Co.(a)	790,128
6,000	Pantry, Inc. (The)*(a)	65,100
26,900	Ruddick Corp.(a)	1,041,030

		2,667,042
Food Products — 1.4%
13,100	Lancaster Colony Corp.	500,289
14,600	Ralcorp Holdings, Inc.*(a)	891,184
1,900	Sanderson Farms, Inc.	79,173
400	Seaboard Corp.	672,000
9,000	Smucker, (J.M.) Co. (The)	448,920

		2,591,566
Gas Utilities — 4.4%
12,400	AGL Resources, Inc.	421,600
29,800	Atmos Energy Corp.	824,864
10,300	Energen Corp.	702,872
22,300	Laclede Gas Co.(a)	843,386
6,900	New Jersey Resources Corp.(a)	219,765
29,800	Nicor, Inc.(a)	1,046,576
9,600	Northwest Natural Gas Co.	430,752
17,900	ONEOK, Inc.	861,348
11,801	Southern Union Co.	302,330
45,000	Southwest Gas Corp.(a)	1,299,150
37,100	WGL Holdings, Inc.	1,216,880

		8,169,523
Healthcare Equipment & Supplies — 0.6%
13,200	Cooper Cos., Inc. (The)(a)	462,000
6,000	Hill-Rom Holdings, Inc.	150,780
28,500	Invacare Corp.	514,140

		1,126,920

Healthcare Providers & Services — 3.2%
65,700	Alliance Imaging, Inc.*(a)	535,455
7,301	Amedisys, Inc.*	378,192
35,700	AMERIGROUP Corp.*(a)	927,843
24,400	AmSurg Corp.*(a)	623,176
33,300	Apria Healthcare Group, Inc.*(a)	586,746
34,200	Centene Corp.*	628,254
15,600	Healthsouth Corp.*(a)	306,852
27,800	Kindred Healthcare, Inc.*(a)	659,694
25,900	Magellan Health Services, Inc.*(a)	999,481
5,500	Molina Healthcare, Inc.*	136,565
14,100	Universal American Corp.*	151,293

		5,933,551
Hotels, Restaurants & Leisure — 1.8%
5,300	Ameristar Casinos, Inc.	91,001
12,000	Bob Evans Farms, Inc.(a)	336,840
16,100	Brinker International, Inc.(a)	365,309
23,800	CBRL Group, Inc.	879,172
17,600	CEC Entertainment, Inc.*	654,720
10,400	Domino’s Pizza, Inc.	138,112
31,400	Dover Downs Gaming & Entertainment, Inc.	253,712
10,400	O’Charleys, Inc.	120,640
13,800	Sonic Corp.*(a)	303,462
5,800	Speedway Motorsports, Inc.	151,032

		3,294,000
Household Durables — 2.6%
42,700	American Greetings Corp. (Class A Stock)	764,330
8,000	Avatar Holdings, Inc.*(a)	326,880
32,500	Blyth, Inc.	547,300
15,600	CSS Industries, Inc.	487,812
27,900	Ethan Allen Interiors, Inc.(a)	766,413
20,200	Furniture Brands International, Inc.(a)	273,710
12,300	Helen of Troy Ltd. (Bermuda)*	207,993
1,218	Jarden Corp.*(a)	25,968
7,200	M.D.C. Holdings, Inc.	313,776
2,100	Snap-on, Inc.(a)	124,551
18,300	Tempur-Pedic International, Inc.(a)	203,313
19,200	Tupperware Brands Corp.(a)	756,480

		4,798,526
Industrial Conglomerates — 0.4%
2,200	Standex International Corp.	46,376
10,900	Teleflex, Inc.	600,481
11,700	Tredegar Corp.	191,178

		838,035

Insurance — 8.9%
1,561	Alleghany Corp.*(a)	537,627
30,600	American Equity Investment Life Holding Co.(a)	295,290
3,900	American Physicians Capital, Inc.(a)	180,765
14,394	Argo Group International Holdings Ltd. (Bermuda)*(a)	515,593
32,300	Aspen Insurance Holdings, Ltd. (Bermuda)	839,477
6,600	CNA Surety Corp.*	87,318
35,700	Delphi Financial Group, Inc. (Class A Stock)(a)	971,754
16,900	FBI Financial Group, Inc. (Class A Stock)	467,961
19,000	Harleysville Group, Inc.(a)	692,550
23,100	HCC Insurance Holdings, Inc.	570,108
29,000	Hilb Rogal & Hobbs Co.(a)	838,970
33,400	Horace Mann Educators Corp.	565,128
15,500	Infinity Property & Casual Corp.	600,780
1,800	LandAmerica Financial Group, Inc.	51,660
21,500	Max Capital Group Ltd. (Bermuda)(a)	503,315
32,100	Odyssey Re Holdings Corp.(a)	1,148,538
24,600	Philadelphia Consolidated Holding Corp.*	907,248
44,500	Phoenix Cos., Inc. (The)(a)	578,500
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	781,966
23,200	ProAssurance Corp.*(a)	1,225,656
7,500	RLI Corp.(a)	360,000
6,800	Safety Insurance Group, Inc.(a)	244,120
43,200	Selective Insurance Group(a)	921,024
36,200	State Auto Financial Corp.	997,310
18,500	Stewart Information Services Corp.(a)	453,065
8,400	United America Indemnity Ltd. (Cayman Islands)*	129,864
18,600	United Fire & Casualty Co.(a)	612,870
15,400	Zenith National Insurance Corp.	571,956

		16,650,413
Internet & Catalog Retail
1,100	FTD Group, Inc.	15,125
Internet Software & Services — 0.5%
19,700	CMGI, Inc.*	272,451
60,600	United Online, Inc.	647,208

		919,659
IT Services — 1.0%
9,900	CACI International, Inc. (Class A Stock)*(a)	496,188
10,100	CSG Systems International, Inc.*	122,210
3,900	InfoUSA, Inc.	22,113
28,500	MPS Group, Inc.*	305,805
61,900	Perot Systems Corp. (Class A Stock)*(a)	968,116

		1,914,432
Leisure Equipment & Products — 0.7%
10,500	Brunswick Corp.(a)	175,140
14,600	Jakks Pacific, Inc.*	342,954
12,900	Polaris Industries, Inc.(a)	600,495
8,700	RC2 Corp.*	160,950

		1,279,539

Machinery — 4.0%
17,800	Actuant Corp. (Class A Stock)(a)	602,886
18,300	Barnes Group, Inc.(a)	477,264
15,700	Blount International, Inc.*(a)	194,209
49,600	Briggs & Stratton Corp.(a)	754,912
2,800	Cascade Corp.	121,100
15,000	Crane Co.	614,100
23,200	EnPro Industries, Inc.*(a)	842,160
27,800	Federal Signal Corp.	385,864
6,200	FreightCar America, Inc.	238,080
6,500	Greenbrier Cos., Inc.	147,875
8,600	Harsco Corp.	510,238
29,600	Mueller Industries, Inc.	958,152
5,600	NACCO Industries, Inc. (Class A Stock)	503,440
2,000	Nordson Corp.(a)	118,060
30,500	Timken Co.	1,102,575

		7,570,915
Marine
800	TBS International Ltd. (Class A Stock) (Bermuda)*(a)	32,144
Media — 1.9%
64,900	Belo Corp. (Class A Stock)(a)	655,490
29,800	Entercom Communications Corp. (Class A Stock)(a)	315,880
51,600	Journal Communications, Inc. (Class A Stock)	297,216
34,100	Lee Enterprises, Inc.(a)	263,593
42,400	Lin TV Corp. (Class A Stock)*(a)	424,848
20,900	Media General, Inc. (Class A Stock)(a)	306,812
11,800	Scholastic Corp.*(a)	332,170
52,000	Sinclair Broadcast Group, Inc. (Class A Stock)	457,080
38,600	Valassis Communications, Inc.*(a)	548,120

		3,601,209
Metals & Mining — 1.3%
3,500	A.M. Castle & Co.	108,185
23,000	Commercial Metals Co.	716,220
4,100	Olympic Steel, Inc.	209,920
9,000	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	792,000
29,200	Worthington Industries, Inc.(a)	525,892

		2,352,217
Multi-Utilities — 2.1%
42,100	Avista Corp.(a)	864,313
26,900	Black Hills Corp.(a)	1,049,369
16,000	CH Energy Group, Inc.(a)	565,760
54,900	PNM Resources, Inc.	795,501
24,300	Vectren Corp.	687,204

		3,962,147
Oil, Gas & Consumable Fuels — 8.6%
18,900	Alon USA Energy, Inc.(a)	263,655
14,200	Arlington Tankers Ltd. (Bermuda)	317,654
15,400	Berry Petroleum Co. (Class A Stock)(a)	762,608

7,800	Callon Petroleum Co.*	156,000
7,300	Clayton Williams Energy, Inc.*	461,287
20,100	Comstock Resources, Inc.*(a)	914,349
3,700	Delek US Holdings, Inc.	40,811
39,600	Encore Acquisition Co.*(a)	1,806,948
11,200	Energy Partners Ltd.*(a)	136,080
13,500	Forest Oil Corp.*	795,555
16,400	Frontier Oil Corp.	407,540
20,600	Frontline Ltd. (Bermuda)(a)	1,154,836
35,800	General Maritime Corp.	935,454
12,200	Holly Corp.	506,056
3,000	Knightsbridge Tankers Ltd. (Bermuda)(a)	86,580
12,200	Nordic American Tanker Shipping (Bermuda)(a)	411,384
4,200	Ship Finance International Ltd. (Bermuda)(a)	127,344
24,000	St. Mary Land & Exploration Co.	1,049,280
14,200	Stone Energy Corp.*(a)	865,348
30,600	Swift Energy Co.*(a)	1,595,484
27,300	W&T Offshore, Inc.(a)	1,116,570
10,500	Western Refining, Inc.(a)	105,105
26,700	Whiting Petroleum Corp.*	2,043,084

		16,059,012
Paper & Forest Products — 0.3%
9,600	Buckeye Technologies, Inc.*(a)	82,848
23,700	Schweitzer-Mauduit International, Inc.	524,481

		607,329
Personal Products — 0.2%
15,200	NBTY, Inc.*	427,880
400	USANA Health Sciences, Inc.*	7,800

		435,680
Pharmaceuticals
2,000	Par Pharmaceutical Cos., Inc.*	34,100
3,400	Viropharma, Inc.*(a)	31,144

		65,244
Real Estate Investment Trusts — 2.4%
3,600	Arbor Realty Trust, Inc.(a)	62,172
13,900	Capital Trust, Inc. (Class A Stock)(a)	371,825
600	Getty Realty Corp.	10,866
7,800	Hersha Hospitality Trust	74,256
38,100	HRPT Properties Trust(a)	264,033
6,100	Investors Real Estate Trust	62,220
12,800	LaSalle Hotel Properties	410,496
4,400	National Health Investors, Inc.	134,596
6,100	Parkway Properties, Inc.(a)	241,926
27,100	Pennsylvania Real Estate Investment Trust(a)	682,378
24,500	Potlatch Corp.(a)	1,097,845
4,000	Ramco-Gershenson Properties	89,880
34,500	Strategic Hotels & Resorts, Inc.(a)	497,145
500	Sun Communities, Inc.	9,725
22,200	Sunstone Hotel Investors, Inc.	414,696

		4,424,059

Road & Rail — 2.5%
5,000	AMERCO*(a)	287,150
43,000	Arkansas Best Corp.	1,697,640
18,400	Avis Budget Group, Inc.*	244,352
20,300	Dollar Thrifty Automotive Group, Inc.*(a)	267,757
26,300	Marten Transport Ltd.*	428,690
16,400	Old Dominion Freight Line, Inc.*(a)	503,480
60,800	Werner Enterprises, Inc.	1,182,560

		4,611,629
Semiconductors & Semiconductor Equipment — 1.4%
41,100	Amkor Technology, Inc.*	392,505
3,700	Cymer, Inc.*(a)	96,163
16,500	MKS Instruments, Inc.*(a)	377,025
38,100	Omnivision Technologies, Inc.*(a)	611,124
88,830	ON Semiconductor Corp.*(a)	663,560
45,200	Photronics, Inc.*(a)	479,120

		2,619,497
Software — 0.3%
16,500	Sybase, Inc.*	485,430
Specialty Retail — 2.7%
10,800	Aaron Rents, Inc.	268,920
8,900	Asbury Automotive Group, Inc.	148,185
46,950	Brown Shoe Co., Inc.(a)	783,126
9,000	Cabela’s, Inc., (Class A Stock)*(a)	121,770
19,600	Cato Corp. (The) (Class A Stock)(a)	317,324
3,000	Charlotte Russe Holding, Inc.*	47,640
2,700	Christopher & Banks Corp.	31,995
14,200	Collective Brands, Inc.*(a)	175,654
5,700	Dress Barn, Inc.*(a)	76,722
1,300	JOS. A. Bank Clothiers, Inc.*(a)	31,733
11,300	Men’s Wearhouse, Inc. (The)	300,919
13,050	Monro Muffler Brake, Inc.	215,325
21,200	Pacific Sunwear of California, Inc.*(a)	284,292
28,074	Penske Auto Group, Inc.(a)	587,589
47,200	Rent-A-Center, Inc.*(a)	1,016,216
12,100	Sonic Automotive, Inc.	245,509
17,500	Stage Stores, Inc.(a)	275,450
4,600	Zale Corp.*	95,312

		5,023,681
Textiles, Apparel & Luxury Goods — 1.1%
4,900	Columbia Sportswear Co.(a)	205,604
19,500	K-Swiss, Inc. (Class A Stock)(a)	285,675
17,200	Kenneth Cole Productions, Inc. (Class A Stock)	331,100
18,300	Movado Group, Inc.(a)	399,672
15,600	Oxford Industries, Inc.	433,524
25,300	Timberland Co. (The) (Class A Stock)*(a)	369,380

		2,024,955

Thrifts & Mortgage Finance — 2.0%
23,900	Anchor BanCorp Wisconsin, Inc.	363,041
13,200	Corus Bankshares, Inc.(a)	96,756
37,300	Dime Community Bancshares, Inc.	696,391
15,700	Downey Financial Corp.	221,998
10,900	First Financial Holdings, Inc.	261,709
13,500	FirstFed Financial Corp.*(a)	206,280
37,600	Flagstar Bancorp, Inc.(a)	230,112
25,000	Flushing Financial Corp.(a)	488,000
18,000	TierOne Corp.(a)	161,280
35,600	Washington Federal, Inc.(a)	847,636
2,500	WSFS Financial Corp.	127,025

		3,700,228
Tobacco — 0.9%
27,300	Universal Corp.(a)	1,752,387
Trading Companies & Distributors — 0.4%
2,300	Beacon Roofing Supply, Inc.*	24,495
4,700	Electro Rental Corp.	63,497
2,000	H&E Equipment Services, Inc.*(a)	26,220
13,800	Rush Enterprises, Inc. (Class A Stock)*	222,456
1,100	Watsco, Inc.(a)	49,907
8,100	WESCO International, Inc.*	301,401

		687,976
Wireless Telecommunication Services
6,100	USA Mobility, Inc.*	43,554

	TOTAL LONG-TERM INVESTMENTS (cost $195,203,492)	186,562,153

SHORT-TERM INVESTMENT 45.4%
AFFILIATED MONEY MARKET MUTUAL FUND
85,188,244	Dryden Core Investment Fund - Taxable Money Market Series (cost $85,188,244; includes $83,613,905 of cash collateral for securities on loan)(b)(c)	85,188,244

	TOTAL INVESTMENTS—144.9% (cost $280,391,736)(d)	271,750,397
	Liabilities in excess of other assets —(44.9)%	(84,222,594)

	NET ASSETS —100%	$187,527,803

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $79,650,892; cash collateral of $83,613,905 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(d)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of April 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$280,632,473	$27,326,430	$(36,208,506)	$(8,882,076)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales and investments in real estate investment trusts.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    June 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    June 24, 2008

* Print the name and title of each signing officer under his or her signature.